Business acquisitions - Narrative (Details) $ / shares in Units, $ in Millions			3 Months Ended				12 Months Ended
	Feb. 01, 2021 USD ($) shares	Jan. 29, 2021 $ / shares	Dec. 31, 2020 $ / $	Sep. 30, 2020 $ / $	Jun. 30, 2020 $ / $	Mar. 31, 2020 $ / $	Dec. 31, 2021 USD ($) property	Feb. 01, 2021 CAD ($)	Feb. 01, 2021 USD ($) $ / shares shares
Disclosure of detailed information about business combination [Line Items]
Business combination, share conversion amount | shares									0.675
Average rate | $ / $			0.7676	0.7508	0.7221	0.7443
Number of mills acquired as of acquisition date							1
Number of plant properties acquired as of acquisition date							1
Number of particleboard plants acquired as of acquisition date							2
Norbord, Inc.
Disclosure of detailed information about business combination [Line Items]
Issuance of common shares | shares	54,484,188
Issue of equity, per share (in usd per share) | (per share)								$ 81.94	$ 63.90
Share issue related cost | $	$ 3,482
Average rate | $ / shares		0.7798
Goodwill | $									$ 1,339
Canada
Disclosure of detailed information about business combination [Line Items]
Number of mills acquired as of acquisition date							5
United States
Disclosure of detailed information about business combination [Line Items]
Number of mills acquired as of acquisition date							7
BELGIUM
Disclosure of detailed information about business combination [Line Items]
Number of mills acquired as of acquisition date							1
Selling, general and administrative expense | Norbord, Inc.
Disclosure of detailed information about business combination [Line Items]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination | $							$ 17